Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 51,623	$ 15,632
Prepaid expenses and other current assets	1,253	598
Total current assets	52,876	16,230
Property and equipment, net	35	21
In-process research and development	36,551	5,228
Goodwill	7,256	2,200
Other assets	612	10
Total assets	97,330	23,689
Current liabilities:
Accounts payable	2,792	887
Accrued liabilities	2,685	1,422
Total current liabilities	5,477	2,309
Stock-based liability awards		1,183
Deferred tax liabilities	926	1,376
Total liabilities	$ 6,403	$ 4,868
Commitments and contingencies (Note 6)
Stockholders’ equity:
Deferred shares, $1.098 par value, 40,000 shares authorized, issued and outstanding	$ 44
Ordinary shares, $0.01 par value, 175,000,000 and 600,000,000 shares authorized at December 31, 2014 and 2015; 9,700,789 and 21,205,382 shares issued and outstanding at December 31, 2014 and 2015	212	$ 97
Additional paid-in capital	170,910	55,947
Accumulated deficit	(80,803)	(37,223)
Non-controlling interest	564
Total stockholders’ equity	90,927	18,821
Total liabilities and stockholders’ equity	$ 97,330	$ 23,689